SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 9:-	SHAREHOLDERS’ EQUITY

a.	Ordinary shares:

The ordinary shares confer upon their holders the right to participate and vote in general shareholder meetings of the Company and to share in the distribution of dividends, if any, declared by the Company, and rights to receive a distribution of assets upon liquidation. On January 6, 2026 an Extraordinary Meeting of the General Shareholders of the Company was held and decided to increase the Company’s authorized share capital to 12,000,000 shares, with no Par value and to amend the Company’s articles of association.

b.	Share activity:

On July 14, 2023, the Company sold to a certain institutional investor (“the investor”) an aggregate of 983 ordinary shares in a registered direct offering at a purchase price of $1,080.00 per share, and pre-funded warrants to purchase up to 1,527 ordinary shares at a purchase price of $1,079.95 resulting in gross proceeds of approximately $2.7 million. In addition, the Company issued to the investor unregistered warrants to purchase up to an aggregate of 2,510 ordinary shares in a concurrent private placement.

On July 18, 2023, the Company sold to the investor an aggregate of 1,208 ordinary shares in a registered direct offering at a purchase price of $1,080.0 per share, and pre-funded warrants to purchase up to 180 ordinary shares at a purchase price of $1,079.95, resulting in gross proceeds of approximately $1.5 million. In addition, the Company issued to the investor unregistered warrants to purchase up to an aggregate of 1,389 ordinary shares in a concurrent private placement.

The Company determined that the ordinary share warrants issued in July 2023 (the “Common Warrants”) were not indexed to the Company’s own ordinary shares and also, the investor possessed a right to receive any additional consideration that investors of common shares may be entitled to upon a fundamental transaction (as defined in the agreement), therefore were precluded from equity classification. The Common Warrants were measured at fair value at inception and in subsequent reporting periods with changes in fair value recognized as financial income or expense as change in fair value of warrant liabilities in the period of change in the statements of comprehensive loss. The Company had recorded the value of the warrants that were issued in the July 2023 transactions as a long-term liability. The Company used the Black-Scholes option pricing model to calculate the valuation with standard deviation of 85.45%, which was based on a share price of $1,080.00 and a risk-free rate of 4.0%. The valuation of the warrants was $131.52 on July 14, 2023, and $124.08 on July 18, 2023, which resulted in a total valuation of the warrants of $2.5 million as of July 2023. The Company revalued these warrants as of December 28, 2023, prior to the exercise, with standard deviation of 93.49%, which was based on a share price of $74.64 and a risk-free rate of 3.87%. Each warrant valuation was $40.32, which resulted in a total valuation of the warrants of $0.8 million. The change of $1.7 million was recorded as finance income.

On December 28, 2023, the Company entered into an inducement offer letter agreement, or the Inducement Letter, with the investor, of certain of the Company’s existing warrants to purchase up to (i) 2,510 ordinary shares issued on July 14, 2023 at an exercise price of $1,080.00 per ordinary share, or the July 14 Warrants, and (ii) 1,389 ordinary shares issued on July 18, 2023 at an exercise price of $1,080.00 per ordinary share, or the July 18 Warrants and together with the July 14, Warrants, the Existing Warrants.

Pursuant to the Inducement Letter, the investor agreed to exercise for cash its Existing Warrants to purchase an aggregate of 3,899 ordinary shares at a reduced exercise price of $342.0 per ordinary share, resulting in gross proceeds to the Company of approximately $1.3 million, and net proceeds of approximately $1 million, in consideration of the Company’s agreement to issue new warrants to purchase American Depositary Shares (“ADS”), or the New Warrants to purchase up to an aggregate of 7,798 ordinary shares at an exercise price of $342.0 per ordinary shares. The valuation of the New Warrants on the grant date was $2.2 million. According to the agreement, the Company recorded a loss of $1.5 million which is included in the financial expenses in the statement of comprehensive loss. As of December 31, 2023 the Company issued 1,417 shares out of the 3,899 shares that the investor paid for, leaving the investor with the right to receive an additional 2,482 shares. On March 12, 2024 the Company issued 1,016 ordinary shares and On April 9, 2024, the Company issued the remaining 1,467 ordinary shares. As of December 31, 2024 all the prefunded shares that were registered on December 31, 2023 were issued to the investor. In addition, the Company issued 273 warrants to the broker with an exercise price of $427.2 per ordinary share. The valuation of the warrants on the grant date was $73.

On April 15, 2024, the Company amended the terms of certain existing warrants to purchase up to an aggregate of 7,798 ordinary shares that were previously issued in December 2023 (the “December 2023 Warrants”). Pursuant to the terms of the amendment, the exercise price of the December 2023 Warrants was reduced from $342.0 per share to $96.0 per share, and the expiration date was amended from December 28, 2028 to April 15, 2029, due to the change of the exercise price of the 7,798 warrants, the fair value of the warrants was increased by 177 which the company recorded and offset in the same amount, in the additional paid in capital, the company used black and Scholes model with these estimations: expected terms of 4.75 years, interest risk free of 4.68%, yearly volatility of 97.24%. The Company sold an aggregate of (i) 3,729 of its ordinary shares (the “April 2024 Shares”), (ii) 37,938 prefunded warrants to purchase 37,938 ordinary shares (the “Prefunded Warrants”), and (iii) 41,667 warrants to purchase 41,667 ordinary shares (the “Investor Warrants”), at a purchase price of $96.0 per April 2024 Share and accompanying Investor Warrant, and $95.99 per Prefunded Warrant and accompanying Investor Warrant, and (iv) 2,917 warrants to purchase 2,917 ordinary shares at a purchase price of $120.00 were issued to the underwriter resulting in gross proceeds of approximately $4.0 million. The net proceeds from the transaction were $3.3 million. During 2024 upon the exercise of the Prefunded Warrants, the Company issued to the investors 37,937 ordinary shares. The Prefunded Warrants and the Investor Warrants were classified as equity.

On February 20, 2025, the Company's Board of Directors approved an increase in the Company's authorized share capital by an additional 1,500,000 ordinary shares with no par value, which was subsequently approved by the shareholders at the general meeting held on April 3, 2025.

On September 10, 2024, Company entered into an inducement offer letter agreement with certain holders of the Company’s existing warrants to purchase up to (i) 7,798 of the December 2023 Warrants, and (ii) 41,667 of the April 2024 Warrants. The exercise price of the 49,465 warrants was reduced from $96.0 to $32.0. Pursuant to the September inducement, each holder respectively agreed to exercise for cash its April 2024 Warrants and December 2023 Warrants to purchase an aggregate of 49,465 of the Company’s ordinary shares at a reduced exercise price of $32.0 per ordinary share in consideration of the Company’s agreement to issue to the holders new warrants, as described below, to purchase up to an aggregate of 98,930 ordinary shares, at an exercise price of $32.0 per ordinary share. As a result of the aforementioned events, the fair value of the warrants increased by $712 which the company recorded and offset in the same amount, in the additional paid in capital. Out of the $712 increase in fair value, 475 is due to the change of the exercise price of the warrants. The Company used black and Scholes model with these estimations: expected terms of 4.75 years, interest risk free of 4.68%, yearly volatility of 97.24%. The remaining $237 of the increase in the fair value of the warrants is due to the issuance of the new warrants at an exercise price of $32.0. The Company used black and Scholes model with these estimations: expected terms of 4.75 years, interest risk free of 4.68%, yearly volatility of 97.24%. The Company received aggregate gross proceeds of approximately $1.58 million from the exercise of the April 2024 Warrants and December 2023 Warrants by the holders, before deducting placement agent fees and other offering expenses payable by the Company. On December 18, 2024, certain holders exercised 98,930 warrants with an exercise price of $32.0 per ordinary share and the Company issued 98,930 ordinary shares, resulting in gross proceeds of approximately $3.17 million.

Between October 24, 2024, and December 31, 2024, the Company issued 68,640 ordinary shares through an At-the-Market (ATM) offering, generating gross proceeds of approximately $1.35 million.

On January 2, 2025, the Board of Directors of PainReform approved an increase in the Company’s At-the-Market, or ATM, program pursuant to a written board approval dated October 14, 2024, allowing aggregate sales of up to $4.0 million. During 2025, the Company sold 285,032 ordinary shares under the ATM program for aggregate gross proceeds of approximately $4.0 million. Net proceeds, after deducting transaction costs, were $3.8 million.

On March 5, 2025, in connection with the DeepSolar asset acquisition from Bladeranger Ltd. The Company issued 35,754 ordinary shares 223,792 prefunded warrants (all of the prefunded warrants were exercised to 44,758 ordinary shares during 2025 for an exercise price of $2.2), and 685,004 milestone pre-funded warrants (616, 208 of these warrants were exercised to 123,242 ordinary shares before December 31, 2025 for an exercise price of $6.2), 1,087,565 warrants- A and 1,087,565 warrants- B, as part of the purchase consideration. The total closing consideration amounted to $7.2 million and was recorded in equity, with a corresponding increase in intangible assets.(Note 3).

As December 31, 2025, all conditions related to the pre-funded warrants had been satisfied, and therefore the warrants were no longer contingent. As of that date, 68,796 pre-funded warrants remained outstanding and unexercised, and the contingency no longer applied to them.

c.	Warrants and warrants units:

The following table summarizes the warrants and warrants units outstanding as of December 31, 2025:

Type	Issuance Date	Number of warrants	Exercise price(*)	Exercisable through
PIPE warrants	March 11, 2021	232,500	$5,520.00	September 10, 2026
Warrants to PIPE placement agent	March 11,2021	52,173	$6,072.00	March 8, 2026
December 2023 warrants	December 28, 2023	32,753	$427.20	December 28, 2028
Warrants issued to underwriters	April 15, 2024	350,000	$120.00	April 15, 2029
Warrants issued to underwriters	September 11,2024	69,251	$40.00	September 11,2029
Warrants issued to underwriters	December 18, 2024	34,625	$40.00	December 18, 2029
Milestone pre-funded warrants	March 5, 2025	68,796	$0.05	September 5, 2030
Warrant-A issued to Bladeranger	March 5, 2025	1,087,565	$15.50	September 5, 2030
Warrant-B issued to Bladeranger	March 5, 2025	1,087,565	$32.00	September 5, 2030
TOTAL		3,015,228

(*) Exercise prices amounts have been retroactively adjusted to reflect a 1-for-5 reverse share split (Note 1d).

•	Upon full dilution, the exercise of all outstanding warrants would result in the issuance of an additional 462,600 ordinary shares of the Company.

d.	Share-based compensation:

i.	The 2008 Plan

On August 7, 2008, the Board of Directors approved the adoption of the 2008 Share Option Plan (the “2008 Plan”). During 2024, the 2008 Plan has expired, and no additional grants may be made.

ii.	The 2019 Plan

The Company maintains the 2019 Share Option Plan, which authorizes the grant of share options to employees, directors, officers, and consultants. Options generally expire ten years from the grant date and vest based on service conditions.

During 2024, the Company granted an aggregate of 3,696 options to directors and employees at an exercise price of $30.00 per share. Vesting terms included immediate vesting or quarterly vesting over the requisite service period. The total grant date fair value of these awards was approximately $30, as measured using the Black Scholes option pricing model.

During 2025, the Company granted an aggregate of 42,554 options to employees and directors, with exercise prices ranging from $0.05 to $15.75 per share. The total grant-date fair value of these awards was approximately $606. Vesting terms varied by grant and included, in certain cases, immediate vesting. Fair value was estimated using the Black-Scholes option pricing model with expected terms ranging from 5.0 to 5.81 years, risk-free interest rates ranging from 3.69% to 4.38%, and expected volatilities ranging from 112% to 115%.

As of December 31, 2025, the Company had 15,765 unvested options. The total unrecognized compensation cost of employee and directors’ options as of December 31, 2025, is $208 that will be recognize as expenses until November 24, 2028.

The intrinsic value of share options outstanding as of December 31, 2025 was $64. The intrinsic value of share options exercisable as of December 31, 2024 was $0.
iii.	The following tables summarizes information about options granted to employees and directors:

The 2019 Plan

Share options outstanding and exercisable to employees and directors under the 2019 Plan are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life
	USD
Options outstanding at beginning of year	4,511	$441.6	9.17
Changes during the year:
Options granted	42,554	6.71	9.24
Options expired	(3,514)	123.7	8.97
Options exercised	-	-	-
Options forfeited	-	-	-
Options outstanding at end of year	43,551	42.36	9.15
Options exercisable at end of year	27,786	59.27	9.02
iv.	The following table sets forth the assumptions that were used in determining the fair value of options granted to employees in 2019 plan for the years ended on December 31, 2025, 2024 and 2023:
	2025	2024 *	2023 *
Expected term (years)	5.00-5.81	5.00-6.41	5.00-6.41
Risk-free interest rates	3.69-4.38%	4.68%	3.82%-3.87%
Volatility	112-115%	97.24%	90.43%
Dividend yield	-	-	-
Exercise price	$0.05-15.75	$30	$29.45

* The assumptions presented above are the original assumptions used to determine the options fair value at the date of the grants. The assumptions used to determine the incremental value of the options at the grant date are as presented at the Company's options valuation.

The Company recognized $431, $230 and $731 during the years ended December 31, 2025, 2024 and 2023, respectively, as share-based compensation expenses which was included in general and administrative expenses, and $16, $80 and $73 during the years ended December 31, 2025, 2024 and 2023, respectively, as share-based compensation expense which was included in research and development expenses.